Document and Entity Information	0 Months Ended
Jan. 06, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 06, 2015
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Jan. 06, 2015
Document Effective Date	Jan. 06, 2015
Prospectus Date	May 01, 2014
Royce ISI Prospectus | Royce Premier Fund | Investment Class
Risk/Return:
Trading Symbol	RYPRX
Royce ISI Prospectus | Royce Premier Fund | Service Class
Risk/Return:
Trading Symbol	RPFFX
Royce ISI Prospectus | Royce Micro-Cap Fund | Investment Class
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Trading Symbol	RYOTX
Royce ISI Prospectus | Royce Micro-Cap Fund | Service Class
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Trading Symbol	RMCFX
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Investment Class
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Trading Symbol	PENNX
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Service Class
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Trading Symbol	RYPFX
Royce ISI Prospectus | Royce Select Fund I | Investment Class
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Trading Symbol	RYSFX
Royce ISI Prospectus | Royce Heritage Fund | Investment Class
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Trading Symbol	RHFHX
Royce ISI Prospectus | Royce Heritage Fund | Service Class
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Trading Symbol	RGFAX
Royce ISI Prospectus | Royce Total Return Fund | Investment Class
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Trading Symbol	RYTRX
Royce ISI Prospectus | Royce Total Return Fund | Service Class
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Trading Symbol	RYTFX
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Investment Class
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Trading Symbol	RLPHX
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Service Class
Risk/Return:
Trading Symbol	RYLPX
Royce ISI Prospectus | Royce Opportunity Fund | Investment Class
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Trading Symbol	RYPNX
Royce ISI Prospectus | Royce Opportunity Fund | Service Class
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Trading Symbol	RYOFX
Royce ISI Prospectus | Royce Special Equity Fund | Investment Class
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Trading Symbol	RYSEX
Royce ISI Prospectus | Royce Special Equity Fund | Service Class
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Trading Symbol	RSEFX
Royce ISI Prospectus | Royce Value Fund | Investment Class
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Trading Symbol	RVVHX
Royce ISI Prospectus | Royce Value Fund | Service Class
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Trading Symbol	RYVFX
Royce ISI Prospectus | Royce Value Plus Fund | Investment Class
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Trading Symbol	RVPHX
Royce ISI Prospectus | Royce Value Plus Fund | Service Class
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Trading Symbol	RYVPX
Royce ISI Prospectus | Royce 100 Fund | Investment Class
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Trading Symbol	ROHHX
Royce ISI Prospectus | Royce 100 Fund | Service Class
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Trading Symbol	RYOHX
Royce ISI Prospectus | Royce Micro-Cap Discovery Fund | Service Class
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Trading Symbol	RYDFX
Royce ISI Prospectus | Royce Financial Services Fund | Service Class
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Trading Symbol	RYFSX
Royce ISI Prospectus | Royce Dividend Value Fund | Investment Class
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Trading Symbol	RDVIX
Royce ISI Prospectus | Royce Dividend Value Fund | Service Class
Risk/Return:
Trading Symbol	RYDVX
Royce ISI Prospectus | Royce Select Fund II | Investment Class
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Trading Symbol	RSFDX
Royce ISI Prospectus | Royce Global Value Fund | Service Class
Risk/Return:
Trading Symbol	RIVFX
Royce ISI Prospectus | Royce Global Value Fund | Investment Class
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Trading Symbol	RGVIX
Royce ISI Prospectus | Royce European Smaller-Companies Fund | Service Class
Risk/Return:
Trading Symbol	RISCX
Royce ISI Prospectus | Royce European Smaller-Companies Fund | Investment Class
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Trading Symbol	RESNX
Royce ISI Prospectus | Royce SMid-Cap Value Fund | Service Class
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Trading Symbol	RMVSX
Royce ISI Prospectus | Royce Enterprise Select Fund | Investment Class
Risk/Return:
Trading Symbol	RMISX
Royce ISI Prospectus | Royce International Smaller-Companies Fund | Service Class
Risk/Return:
Trading Symbol	RYGSX
Royce ISI Prospectus | Royce International Smaller-Companies Fund | Investment Class
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Trading Symbol	RISNX
Royce ISI Prospectus | Royce Partners Fund | Service Class
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Trading Symbol	RPTRX
Royce ISI Prospectus | Royce Opportunity Select Fund | Investment Class
Risk/Return:
Trading Symbol	ROSFX
Royce ISI Prospectus | Royce Opportunity Select Fund | Service Class
Risk/Return:
Trading Symbol	ROSSX
Royce ISI Prospectus | Royce Global Dividend Value Fund | Service Class
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Trading Symbol	RGVDX
Royce ISI Prospectus | Royce International Premier Fund | Service Class
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Trading Symbol	RYIPX
Royce ISI Prospectus | Royce International Premier Fund | Investment Class
Risk/Return:
Trading Symbol	RIPNX
Royce ISI Prospectus | Royce International Micro-Cap Fund | Service Class
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Trading Symbol	ROIMX
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Service Class
Risk/Return:
Trading Symbol	RSEMX
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Investment Class
Risk/Return:
Trading Symbol	RSMCX